Investment Securities - Schedule of Analysis of Net Gain on Sale of Investment Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [abstract]
Debt investment securities measured at amortized cost	$ 53	$ 13	$ 34
Debt investment securities measured at fair value through other comprehensive income (FVOCI)	366	594	317
Net gain on sale of investment securities	$ 419	$ 607	$ 351